CONSOLDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Loss for the year	£ (3,568)	£ (3,061)	£ (7,656)		£ (5,460)		£ (22,189)
Adjustments for:
Depreciation of property, plant and equipment	72	96	174		213		1,089
Depreciation of right of use asset	70	86	166		190		118
Amortisation of intangible fixed assets	1		3				10
Loss/(Profit) on disposal of fixed assets		2	14		(39)		(226)
Impairment of intangible assets							12,369
Impairment of loan			207
Finance income	(410)	(404)	(497)		(936)		(1)
Finance expense	22	24	53		44		431
Share-based payment charge/(credit)	15	100	123	[1]	89	[1]	(404)	[1]
Taxation	(288)	(337)	(832)		(646)		(1,281)
Foreign exchange (gains)/losses			(1)		(3)		387
Cash flows from operating activities before changes in working capital	(4,086)	(3,494)	(8,246)		(6,548)		(9,697)
Decrease/(Increase) in trade and other receivables	103	(224)	7		(487)		493
Increase/(Decrease) in trade and other payables	309	187	356		(130)		(2,004)
Increase/(Decrease) in provisions	(207)	(8)	(157)				(47)
Cash used in operations	(3,881)	(3,539)	(7,726)		(7,165)		(11,255)
Taxes received			678		1,157		1,954
Net cash used in operating activities	(3,881)	(3,539)	(7,048)		(6,008)		(9,301)
Investing activities
Purchases of property, plant and equipment	(4)	(33)	(62)		(320)		(209)
Proceeds from disposal of fixed assets		9	20		42		143
Long term deposit for guarantee for Government loan							2,639
Loan granted			(207)
Interest received	24	7	29				1
Net cash (used in)/generated from investing activities	20	(17)	(220)		(278)		2,574
Financing activities
Interest paid	(7)	(5)	(18)		(15)		(34)
Receipts from sub-lessee on onerous lease							45
Amounts paid on lease liabilities	(95)	(73)	(178)		(112)		(258)
Repayment of Government grants on closure of Spanish operation							(229)
(Repayment)/Proceeds from Government loan					(103)		(6,182)
Share issues including warrants, net of costs	6,354		243		9,035		9,742
Net cash generated from financing activities	6,252	(78)	47		8,805		3,084
Net increase/(decrease) in cash and cash equivalents	2,391	(3,634)	(7,221)		2,519		(3,643)
Cash and cash equivalents at beginning of year	2,836	10,057	10,057		7,546		10,928
Exchange (losses)/gains on cash and cash equivalents					(8)		261
Cash and cash equivalents at end of year	£ 5,227	£ 6,423	£ 2,836		£ 10,057		£ 7,546

[1]	credit recognised in 2020 due to employees leaving the company and the subsequent reversal of the cumulative share based payment charge relating to share options under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme.